Other assets	12 Months Ended
Dec. 31, 2025
Miscellaneous assets [abstract]
Other assets	Other assets
Other assets consisted of the following:

	December 31, 2025	December 31, 2024
Current tax assets ...........................................................................................................................	$18	$21
VAT receivables ..............................................................................................................................	41	37
Commercial agreement assets ....................................................................................................	155	65
Derivatives ........................................................................................................................................	21	10
Accrued income ..............................................................................................................................	70	78
Prepaid expenses ...........................................................................................................................	49	28
Equity investments .........................................................................................................................	15	24
Collateral for derivatives ...............................................................................................................	14	69
Securitization partner receivable ................................................................................................	54	—
Other receivables ............................................................................................................................	50	32
Total ...................................................................................................................................................	$487	$364
During 2025, we granted warrants to certain partners in relation to the commercial agreements, of which we recognized $85 million under commercial assets related to the fair market value of the service to be amortized over the period of the agreement over which the related services are expected to be received. As of December 31, 2025, $75 million of this balance was outstanding under commercial agreement assets. Refer to Note 22 for details.